Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Common stock equity distribution costs						$ 583,713	$ 583,713
Net offering costs	$ 37,365	$ 179,714	$ 755,487	$ 290,029	$ 82,850	$ 12,821	12,821	$ 239,302
Common stock sold under purchase offering costs							$ 471,756
Warrants offering costs	424,659
Inducement of warrants	$ 1,513,449